WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 17, 2021
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50
Expiry period	5 years
Number of warrants outstanding	19,733,290
Number of warrants exercised	0
Number of warrants redeemed	0
Trading price of the warrants at Year End used to FV the warrants	$ 1.07	$ 1.52
Number of shares per warrant	1
Unrealized gain recognized	$ (8,880)
Common Stock Price Exceeds Trigger [Member]
Class of Warrant or Right [Line Items]
Period prior to redemption notification at which trading period ends	20 days
Period for calculation of weighted average stock price	30 days
Stock price notification period	3 days
Common Stock Price Exceeds Tranche 2 Trigger For At Least Twenty Out Of Thirty Consecutive Trading Days [Member]
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants		16.50
Common Stock Price Exceeds Trigger For At Least Twenty Out Of Thirty Consecutive Trading Days [Member]
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants		$ 12.50
Private Warrant
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50
Number of warrants outstanding	8,693,333
Warrants freeze period	30 days
Warrant liability	$ 30,000
Unrealized gain recognized	$ 8,900
Private Warrant | Minimum
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants	$ 10.00
Public Warrant
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50
Expiry period	5 years
Number of warrants outstanding	11,039,957
Public Warrant | Common Stock Price Exceeds Trigger [Member]
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants	$ 18.00
Redemption price per warrant	$ 0.01
Notice period for redemption	30 days
Public Warrant | Common Stock Price Exceeds Trigger [Member] | Minimum
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants	$ 18.00
Public Warrant | Class A Common Stock Price Exceeds Trigger [Member]
Class of Warrant or Right [Line Items]
Trading price of the warrants at Year End used to FV the warrants	10.00
Redemption price per warrant	$ 0.10
Period prior to redemption notification at which trading period ends	10 days
Stock price notification period	1 day
Number of shares per warrant	0.361
Public Warrant | Class A Common Stock Price Exceeds Trigger [Member] | Minimum
Class of Warrant or Right [Line Items]
Notice period for redemption	30 days
Public Warrant | Class A Common Stock Price Exceeds Trigger [Member] | Maximum
Class of Warrant or Right [Line Items]
Redemption price per warrant	$ 18.00